Indefinite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Indefinite-lived intangible assets, gross	$ 0	¥ 1	¥ 14
Domain names
Indefinite-lived intangible assets, gross	0	0	9
Trademarks
Indefinite-lived intangible assets, gross	$ 0	¥ 1	¥ 5